Leases (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Leases [Abstract]
Operating lease expense	$ 2,653,070	$ 337,975	$ 2,229,852